Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 2,200,000	$ 700,000
Charges	827,000	697,000	2,936,000	4,464,000
Usage			(4,000,000)	(4,000,000)
Ending Balance	1,100,000	1,600,000	1,100,000	1,600,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			1,300,000	700,000
Charges			2,000,000	1,000,000
Usage			(2,300,000)	(1,400,000)
Ending Balance	1,000,000	300,000	1,000,000	300,000
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges			800,000	2,200,000
Usage			(800,000)	(2,200,000)
Ending Balance
Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			900,000
Charges			(300,000)	1,400,000
Usage			(500,000)	(400,000)
Ending Balance	100,000	1,000,000	100,000	1,000,000
Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance
Charges			400,000	300,000
Usage			(400,000)
Ending Balance		$ 300,000		$ 300,000